(29) SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Information
SEGMENT INFORMATION

The segregation of the Company’s operating segments is based on the internal financial information and management structure and is made by type of business: electric energy distribution, electric energy generation (conventional and renewable sources), electric energy commercialization and services rendered activities.

Profit or loss, assets and liabilities per segment include items directly attributable to the segment, as well as those that can be allocated on a reasonable basis, if applicable. Prices charged between segments are based on similar market transactions. Note 1 presents the subsidiaries in accordance with their areas of operation and provides further information on each subsidiary and its business area and segment.

Beginning in 2018, due to the way our new Management monitors segment results, (i) intangible assets acquired in business combination transactions that are recorded in the parent company that were previously allocated to the respective segments are now allocated to the segment “Others”; and (ii) eliminations between different segments are now classified in the “elimination” column instead of being presented in each segment. For comparison purposes, the segment information disclosed for 2017 has been restated using the same criteria. The 2016 related segment information has not been restated, as the effects are immaterial.

The information segregated by segment is presented below, in accordance with the criteria established by Executive Officers:

2018	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	22,457,079	661,831	1,468,254	3,491,300	58,163	28,136,627	-	-	28,136,627
(-) Intersegment revenues	10,238	482,548	468,065	5,152	474,646	1,440,650	-	(1,440,650)	-
Cost of electric energy	(15,022,304)	(102,421)	(320,346)	(3,352,745)	-	(18,797,816)	-	959,650	(17,838,165)
Operating costs and expenses	(4,440,783)	(104,606)	(407,211)	(47,287)	(437,709)	(5,437,597)	(39,333)	481,000	(4,995,931)
Depreciation and amortization	(766,796)	(116,372)	(623,106)	(2,346)	(22,521)	(1,531,143)	(62,922)	-	(1,594,064)
Income from electric energy service	2,237,434	820,979	585,655	94,074	72,579	3,810,721	(102,255)	-	3,708,467
Equity	-	334,198	-	-	-	334,198	-	-	334,198
Finance income	574,685	75,844	131,694	46,102	5,782	834,107	(22,092)	(49,602)	762,413
Finance expenses	(884,583)	(324,121)	(635,820)	(59,128)	(5,908)	(1,909,559)	(5,143)	49,602	(1,865,100)
Profit (loss) before taxes	1,927,537	906,899	81,530	81,049	72,453	3,069,467	(129,490)	-	2,939,977
Income tax and social contribution	(495,120)	(137,089)	37,276	(27,945)	(29,529)	(652,408)	(121,575)	-	(773,982)
Profit (loss) for the year	1,432,416	769,810	118,805	53,104	42,924	2,417,060	(251,065)	-	2,165,995
Purchases of PP&E and intangible assets	1,769,569	11,517	225,202	2,926	52,855	2,062,069	353	-	2,062,422

2017	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	21,068,435	741,842	1,489,932	3,402,804	40,611	26,743,625	1,281	-	26,744,905
(-) Intersegment revenues	8,182	448,427	469,152	11,297	444,935	1,381,993	-	(1,381,993)	-
Cost of electric energy	(14,146,739)	(147,380)	(348,029)	(3,196,028)	-	(17,838,176)	-	936,658	(16,901,518)
Operating costs and expenses	(4,695,445)	(156,345)	(389,443)	(47,296)	(398,188)	(5,686,717)	(51,121)	445,336	(5,292,502)
Depreciation and amortization	(703,601)	(120,554)	(617,017)	(3,054)	(19,760)	(1,463,986)	(65,066)	-	(1,529,052)
Income from electric energy service	1,530,833	765,990	604,596	167,724	67,598	3,136,740	(114,906)	-	3,021,834
Equity	-	312,390	-	-	-	312,390	-	-	312,390
Finance income	597,203	108,433	137,765	25,895	11,349	880,644	20,505	(20,835)	880,314
Finance expenses	(1,163,689)	(437,009)	(648,571)	(58,801)	(7,101)	(2,315,170)	(73,532)	20,835	(2,367,868)
Profit (loss) before taxes	964,347	749,805	93,789	134,818	71,846	2,014,605	(167,933)	-	1,846,670
Income tax and social contribution	(299,510)	(95,688)	(74,125)	(44,527)	(16,994)	(530,845)	(72,784)	-	(603,629)
Profit (loss) for the year	664,837	654,117	19,665	90,290	54,852	1,483,761	(240,717)	-	1,243,042
Purchases of PP&E and intangible assets	1,882,502	8,973	621,046	2,927	54,149	2,569,598	835	-	2,570,433

2016	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Other (*)	Elimination	Total
Net operating revenue	15,017,166	593,775	1,334,571	2,024,350	81,595	19,051,456	60,633	-	19,112,089
(-) Intersegment revenues	22,526	409,338	338,357	62,757	318,770	1,151,748	8,661	(1,160,410)	-
Cost of electric energy	(9,747,720)	(98,521)	(272,125)	(1,876,952)	-	(11,995,318)	-	795,075	(11,200,242)
Operating costs and expenses	(3,447,081)	(106,364)	(407,673)	(47,548)	(322,131)	(4,330,797)	(132,611)	365,334	(4,098,073)
Depreciation and amortization	(591,334)	(126,596)	(553,169)	(3,779)	(12,870)	(1,287,748)	(3,417)	-	(1,291,166)
Income from electric energy service	1,253,557	671,631	439,961	158,829	65,363	2,589,342	(66,734)	-	2,522,608
Equity	-	311,414	-	-	-	311,414	-	-	311,414
Finance income	781,365	182,574	132,653	31,513	10,742	1,138,848	61,655	-	1,200,503
Finance expenses	(1,331,973)	(562,196)	(667,344)	(24,761)	(5,272)	(2,591,546)	(62,432)	-	(2,653,978)
Profit (loss) before taxes	702,950	603,424	(94,730)	165,581	70,832	1,448,057	(67,510)	-	1,380,547
Income tax and social contribution	(295,748)	(98,530)	(46,311)	(53,225)	(17,019)	(510,833)	9,343	-	(501,490)
Profit (loss) for the year	407,202	504,894	(141,041)	112,357	53,813	937,225	(58,167)	-	879,057
Purchases of PP&E and intangible assets	1,200,621	7,564	978,896	3,713	42,954	2,233,748	4,199	-	2,237,949

 (*)           Others – refer basically to assets and transactions which are not related to any of the identified segments.